Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV-Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life Insurance in Force	$237.0	$211.6	$—	$25.4	—%
Premiums:
Life insurance	$2.2	$2.1	$—	$0.1	—%
Accident and health insurance	24.8	24.1	—	0.7	—%
Total earned premiums	$27.0	$26.2	$—	$0.8	—%
Benefits:
Life insurance	$1.7	$1.7	$—	$—	—%
Accident and health insurance	28.7	28.5	—	0.2	—%
Total policyholder benefits	$30.4	$30.2	$—	$0.2	—%

Union Security Life Insurance Company of New York
for the year ended December 31, 2017
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life Insurance in Force	$475.3	$446.4	$—	$28.9	—%
Premiums:
Life insurance	$3.3	$3.0	$—	$0.3	—%
Accident and health insurance	23.6	23.2	0.3	0.7	42.9%
Total earned premiums	$26.9	$26.2	$0.3	$1.0	30.0%
Benefits:
Life insurance	$2.7	$2.7	$—	$—	—%
Accident and health insurance	35.1	34.7	—	0.4	—%
Total policyholder benefits	$37.8	$37.4	$—	$0.4	—%
Union Security Life Insurance Company of New York
for the year ended December 31, 2016
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life Insurance in Force	$791.9	$753.7	$—	$38.2	—%
Premiums:
Life insurance	$4.0	$3.2	$—	$0.8	—%
Accident and health insurance	20.8	19.7	2.6	3.7	70.3%
Total earned premiums	$24.8	$22.9	$2.6	$4.5	57.8%
Benefits:
Life insurance	$3.2	$2.8	$0.7	$1.1	63.6%
Accident and health insurance	97.9	97.3	1.3	1.9	68.4%
Total policyholder benefits	$101.1	$100.1	$2.0	$3.0	66.7%